Notes to the Consolidated Statement of Cash Flows as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities

(b) Changes in liabilities arising from financing activities

	Convertible redeemable preferred shares	Other payables to related parties	Lease liabilities
	US$’000	US$’000	US$’000
At January 1, 2021	—	—	3,373
Additions of lease liabilities	—	—	678
Changes from financing cash flows	—	—	(1,419)
Disposal	—	—	(68)
Interest expense	—	—	142
Interest paid classified as operating cash flows	—	—	(142)
Foreign exchange movement	—	—	(60)
At December 31, 2021	—	—	2,504
At January 1, 2020	—	4	6,085
Additions of lease liabilities	—	—	(437)
Changes from financing cash flows	160,450	(4)	(2,602)
Interest expense	—	—	195
Interest paid classified as operating cash flows	—	—	(195)
Fair value loss of the convertible redeemable preferred shares	79,984	—	—
Conversion to ordinary shares	(240,434)	—	—
Foreign exchange movement	—	—	327
At December 31, 2020	—	—	3,373
At January 1, 2019	—	4,688	4,317
Additions of lease liabilities	—	—	6,840
Changes from financing cash flows	—	19,722	(5,056)
Non-cash transaction (note 30(a))	—	(24,374)	—
Interest expense	—	—	199
Interest paid classified as operating cash flows	—	—	(199)
Foreign exchange movement	—	(32)	(16)
At December 31, 2019	—	4	6,085

Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows

The total cash outflow for leases included in the statement of cash flows is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000
Right-of-use assets
Within operating activities	142	195	199
Within financing activities	1,419	2,602	5,056
Short-term leases	182	69	272
	1,743	2,866	5,527